Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000145852 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145852 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145852 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145852 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145852 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145852 | 780259305 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145852 | B1Y9TB3 | Danone S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145852 | 606822104 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145852 | 23304Y100 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000145852 | 191216100 | Coca-Cola Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000145852 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145852 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145852 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145852 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145852 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145852 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000145852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000145852 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000145852 | 253393102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145852 | 30303M102 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145852 | 92276F100 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145852 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000145852 | 87612G101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000145852 | 747525103 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000145852 | 6250724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000145852 | 670100205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000145852 | 931142103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000145852 | 018820100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000145852 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000145852 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164234 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000164234 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000164234 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164234 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000164234 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000164234 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164234 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164234 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164234 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164234 | G0450A105 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164234 | Educational Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164234 | Information
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164234 | Construction
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164234 | Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164234 | Transportation and Warehousing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164234 | Administrative and Support and Waste Management and Remediation Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164234 | Accommodation and Food Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164234 | Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164234 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000164234 | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000164234 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000164234 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000164234 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000179800 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000179800 | 594918104 | Microsoft Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000179800 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000179800 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000179800 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179800 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000179800 | 548661107 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179800 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000179800 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000179800 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179800 | 828806109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179800 | 780259305 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179800 | 94975P405 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000179800 | 883556102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000179800 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179800 | 244199105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000179800 | 09260D107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000179800 | 601137102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000179800 | 337738108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000179800 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000179800 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%